Consolidated Statements of Financial Position (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Assets:
Cash and deposits with banks	¥ 71,496,806	¥ 75,697,521
Call loans and bills bought	6,968,074	1,965,135
Reverse repurchase agreements and cash collateral on securities borrowed	10,325,747	11,303,930
Trading assets	4,006,350	3,736,296
Derivative financial instruments	13,268,003	6,443,748
Financial assets at fair value through profit or loss	1,015,046	1,695,585
Investment securities	26,995,630	32,749,405
Loans and advances	115,535,519	104,635,815
Investments in associates and joint ventures	1,123,339	1,009,738
Property, plant and equipment	1,840,944	1,762,996
Intangible assets	1,033,020	992,849
Other assets	6,521,290	6,063,907
Current tax assets	44,671	44,941
Deferred tax assets	90,613	58,981
Total assets	260,265,052	248,160,847
Liabilities:
Deposits	172,728,298	162,593,492
Call money and bills sold	1,157,519	1,130,000
Repurchase agreements and cash collateral on securities lent	17,962,121	20,113,162
Trading liabilities	2,980,561	3,181,992
Derivative financial instruments	15,366,589	6,966,336
Financial liabilities designated at fair value through profit or loss	422,729	455,734
Borrowings	13,806,074	20,584,651
Debt securities in issue	11,948,252	11,428,437
Provisions	203,791	227,784
Other liabilities	9,796,648	8,386,774
Current tax liabilities	87,737	51,513
Deferred tax liabilities	175,199	259,280
Total liabilities	246,635,518	235,379,155
Equity:
Capital stock	2,342,537	2,341,878
Capital surplus	645,584	645,382
Retained earnings	7,143,778	6,434,605
Treasury stock	(13,117)	(13,403)
Equity excluding other reserves	10,118,782	9,408,462
Other reserves	2,669,330	2,546,294
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	12,788,112	11,954,756
Non-controlling interests	106,809	93,325
Equity attributable to other equity instruments holders	734,613	733,611
Total equity	13,629,534	12,781,692
Total equity and liabilities	¥ 260,265,052	¥ 248,160,847